Earnings(loss) per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings(loss) per share
Net Profit/(loss) Attributable To The Equity Holders Of The Company - Numerator For Basic And Diluted Earnings/(loss) Per Share	¥ (24,275)	¥ (102,458)	¥ 15,883
Weighted Average Share Outstanding - Denominator For Basic And Diluted Earnings/(loss) Per Share	1,003,304	1,002,201	1,001,575
Basic And Diluted Earnings/(loss) Per Share	¥ (0.02)	¥ (0.10)	¥ 0.02